Cover Page	Aug. 31, 2020
Cover page.
Document Type	8-K
Document Period End Date	Aug. 31, 2020
Entity Registrant Name	NEOPHOTONICS CORP
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35061
Entity Tax Identification Number	94-3253730
Entity Address, Address Line One	3081 Zanker Road
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95134
City Area Code	408
Local Phone Number	232-9200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0025 par value
Trading Symbol	NPTN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001227025
Amendment Flag	false